Segment and geographic information	6 Months Ended
Sep. 30, 2021
Segment and Geographic Information [Abstract]
Segment and geographic information
16. Segment and geographic information:
Operating segments—
In April 2021, the Investment Management Division was newly established by replacing the Asset Management Division and the Merchant Banking Division. Accordingly, Nomura’s operating management and management reporting are prepared based on the Retail, the Investment Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.
The accounting policies for segment information follow U.S. GAAP, except for the impact of unrealized gains/losses on certain investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes,
but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.
The prior period amounts have been reclassified to conform to the current year presentation, in accordance with the realignment in April 2021.

	Millions of yen
	Retail	Investment Management	Wholesale (1)	Other (Incl. elimination)	Total
Six months ended September 30, 2020
Non-interest revenue	¥172,676	¥69,888	¥376,148	¥121,385	¥740,097
Net interest revenue	1,197	(146)	92,826	(8,486)	85,391

Net revenue	173,873	69,742	468,974	112,899	825,488
Non-interest expenses	135,979	35,521	315,628	77,179	564,307

Income before income taxes	¥37,894	¥34,221	¥153,346	¥35,720	¥261,181

Six months ended September 30, 2021
Non-interest revenue	¥168,475	¥97,944	¥255,957	¥122,305	¥644,681
Net interest revenue	1,702	(133)	49,489	(28,837)	22,221

Net revenue	170,177	97,811	305,446	93,468	666,902
Non-interest expenses	134,171	37,869	308,834	94,267	575,141

Income (loss) before income taxes	¥36,006	¥59,942	¥(3,388)	¥(799)	¥91,761

	Millions of yen
	Retail	Investment Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2020
Non-interest revenue	¥92,331	¥29,731	¥185,601	¥27,230	¥334,893
Net interest revenue	464	337	34,704	(3,354)	32,151

Net revenue	92,795	30,068	220,305	23,876	367,044
Non-interest expenses	69,970	18,018	154,828	42,555	285,371

Income (loss) before income taxes	¥22,825	¥12,050	¥65,477	¥(18,679)	¥81,673

Three months ended September 30, 2021
Non-interest revenue	¥84,395	¥34,244	¥145,187	¥43,590	¥307,416
Net interest revenue	796	85	27,482	(18,781)	9,582

Net revenue	85,191	34,329	172,669	24,809	316,998
Non-interest expenses	68,207	19,300	147,700	65,192	300,399

Income (loss) before income taxes	¥16,984	¥15,029	¥24,969	¥(40,383)	¥16,599

(1)
Non-interest
revenue
and
Non-interest
expense
for the six months ended September 30, 2021 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within
Net gain on trading
in the amount of
¥(56,073) million and in
Non-interest
expenses—Other
in the amount of ¥9,289 million in the consolidated statements of income.

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “
Other.
”

The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2020	2021
Net gain (loss) related to economic hedging transactions	¥612	¥(381)
Realized gain on investments in equity securities held for operating purposes	809	196
Equity in earnings of affiliates	11,860	15,188
Corporate items (1)(2)	29,085	(54,838)
Other (3)(4)	(6,646)	39,036

Total	¥35,720	¥(799)

	Millions of yen
	Three months ended September 30
	2020	2021
Net gain (loss) related to economic hedging transactions	¥(4,965)	¥(3,825)
Realized gain on investments in equity securities held for operating purposes	124	23
Equity in earnings of affiliates	5,251	5,571
Corporate items	(16,005)	(45,566)
Other (4)	(3,084)	3,414

Total	¥(18,679)	¥(40,383)

(1)
The income before income taxes for the six months ended September 30, 2020 includes a gain of ¥71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.

(2)	The loss before income taxes for the six months ended September 30, 2021 includes losses of approximately ¥40 billion related to legacy transactions.
(3)	The income before income taxes for the six months ended September 30, 2021 includes a gain of ¥36,249 million from the sale of Nomura Research Institute, Ltd. ordinary shares.
(4)	Includes the impact of Nomura’s own creditworthiness.
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2020	2021
Net revenue	¥825,488	¥666,902
Unrealized gain on investments in equity securities held for operating purposes	4,257	5,239

Consolidated net revenue	¥829,745	¥672,141

Non-interest expenses	¥564,307	¥575,141
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥564,307	¥575,141

Income before income taxes	¥261,181	¥91,761
Unrealized gain on investments in equity securities held for operating purposes	4,257	5,239

Consolidated income before income taxes	¥265,438	¥97,000

	Millions of yen
	Three months ended September 30
	2020	2021

Net revenue	¥367,044	¥316,998
Unrealized gain on investments in equity securities held for operating purposes	1,954	1,868

Consolidated net revenue	¥368,998	¥318,866

Non-interest expenses	¥285,371	¥300,399
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥285,371	¥300,399

Income before income taxes	¥81,673	¥16,599
Unrealized gain on investments in equity securities held for operating purposes	1,954	1,868

Consolidated income before income taxes	¥83,627	¥18,467

Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal en
t
ity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The table below presents a geographic allocation of
Net revenue
and
Income (loss) before income taxes
from operations by geographic areas, and
long-lived assets
associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and
Long-lived assets
have been allocated based on transactions with external customers while
Income (loss) before income taxes
have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2020	2021
Net revenue (1)(2) :
Americas	¥222,091	¥122,906
Europe	59,681	66,997
Asia and Oceania	27,605	43,876

Subtotal	309,377	233,779
Japan	520,368	438,362

Consolidated	¥829,745	¥672,141

Income (loss) before income taxes (2) :
Americas	¥79,157	¥(53,824)
Europe	6,580	(14,150)
Asia and Oceania	21,915	13,724

Subtotal	107,652	(54,250)
Japan	157,786	151,250

Consolidated	¥265,438	¥97,000

	Millions of yen
	Three months ended September 30
	2020	2021
Net revenue (1) :
Americas	¥112,903	¥84,602
Europe	39,510	33,629
Asia and Oceania	17,369	22,715

Subtotal	169,782	140,946
Japan	199,216	177,920

Consolidated	¥368,998	¥318,866

Income (loss) before income taxes:
Americas	¥39,159	¥(17,225)
Europe	(8,437)	(8,863)
Asia and Oceania	12,720	7,103

Subtotal	43,442	(18,985)
Japan	40,185	37,452

Consolidated	¥83,627	¥18,467

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes losses arising from the U.S. Prime Brokerage Event.

	Millions of yen
	March 31, 2021	September 30, 2021
Long-lived assets:
Americas	¥98,611	¥96,974
Europe	65,165	52,134
Asia and Oceania	26,690	25,685

Subtotal	190,466	174,793
Japan	303,355	313,968

Consolidated	¥493,821	¥488,761